Intangible Assets (Details Textual) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Taag [Member]	Jun. 30, 2012 Taag [Member]	Nov. 01, 2012 Customer Lists [Member]	Jun. 30, 2013 Customer Lists [Member]	Jun. 30, 2013 Intellectual Property [Member]
Finite Lived Intangible Asset Useful Life						2 years	7 years
Impairment loss related to the acquisition			$ 0	$ 1,602,638
Impairment loss on intangible assets related to intellectual property licenses	0	688,138
Stock Issued During Period Shares Customers					182,244
Stock Issued During Period Value Customers	$ 154,908				$ 200,000
Earnout Ratio					6.50%